Note 4 - Line-of-credit	6 Months Ended
Dec. 31, 2015
Notes
Note 4 - Line-of-credit

NOTE 4 – LINE-OF-CREDIT

On September 15, 2015, the Company entered into a 600,000 DKK (approximately $90,000) line-of-credit agreement with a bank.  The agreement bears interest at a variable rate of 6.021%, which is renegotiated annually on June 1.  The line of credit is unsecured.  Default interest rate of 19% goes into effect from the first late payment and is calculated on the balance of the outstanding debt.  During the period, the Company utilized the full credit line but then paid it down to zero on October 12, 2015.  The Company paid $650 in interest during the period ended December 31, 2015.